1933 Act File No. 333-

1940 Act File No. 811-22592

As filed with the Securities and Exchange Commission on January 26, 2012

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

DOUBLELINE OPPORTUNISTIC CREDIT FUND

(Exact Name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, California 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins	Sarah E. Cogan, Esq.
Ropes & Gray LLP	Simpson Thacher & Bartlett LLP
800 Boylston Street Boston, Massachusetts 02199	425 Lexington Avenue New York, New York 10017
(617) 951-7389	(212) 455-2000

Approximate Date of Proposed Public Offering: Upon the effectiveness of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-175891.

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $.00001	1,010,000 shares	$25.00	$25,250,000	$2,894

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes common shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-175891), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on January 26, 2012, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175891) as filed on November 16, 2011, and are incorporated by reference.

(2)	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust dated August 24, 2011.*

(b)	Amended and Restated Bylaws of Registrant dated August 24, 2011.*

(c)	Not applicable.

(d)(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust.*

(d)(2)	Article 10 (Shareholders’ Voting Powers and Meetings) of the Bylaws of Registrant.*

(d)(3)	Form of Certificate for Common Shares of Beneficial Interest.**

(e)	Form of Dividend Reinvestment Plan.**

(f)	Not applicable.

(g)	Form of Investment Management Agreement.**

(h)(1)	Form of Underwriting Agreement.**

(h)(2)	Form of Master Agreement Among Underwriters.**

(h)(3)	Form of Master Selected Dealers Agreement.**

(i)	Not applicable.

(j)	Form of Custody Agreement.**

(k)(1)	Form of Master Services Agreement.**

(k)(2)	Form of Distribution Agreement.**

(k)(3)	Form of Organizational and Offering Expenses Reimbursement Agreement.**

(k)(4)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC.**

(k)(5)	Form of Structuring Fee Agreement with UBS Securities LLC.**

(l)	Opinion and Consent of Ropes & Gray LLP, filed herewith.

(m)	Not applicable.

(n)	Consent of Registrant’s independent public accounting firm, filed herewith.

(o)	Not applicable.

(p)	Form of Subscription Agreement.**

(q)	Not applicable.

(r)(1)	Code of Ethics of the Fund and DoubleLine Capital LP.***

(r)(2)	Code of Ethics for the Principal Executive, Financial and Accounting Officers.**

(s)(1)	Power of attorney for Joseph J. Ciprari.*

(s)(2)	Power of attorney for Ronald R. Redell.*

(s)(3)	Power of attorney for John C. Salter.*

(s)(4)	Power of attorney for Robert J. Untracht.*

(s)(5)	Power of attorney for Raymond B. Woolson.*

*	Filed as an exhibit to pre-effective amendment no. 1 to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-175891, 811-22592 (filed November 16, 2011).
**	Filed as an exhibit to pre-effective amendment no. 3 to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-175891, 811-22592 (filed December 20, 2011).
***	Filed as an exhibit to pre-effective amendment no. 5 to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-175891, 811-22592 (filed January 25, 2012).

Item 26. Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement with UBS Securities LLC, the Form of Master Services Agreement, and the Form of Distribution Agreement filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (k)(4), Exhibit (k)(5), Exhibit (k)(1), and Exhibit (k)(2), respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-175891).

Item 27. Other Expenses of Issuance and Distribution

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$73,004
Financial Industry Regulatory Authority Fees	40,225
Printing (Other than Certificates)	384,072
Accounting Fees and Expenses	57,500
Legal Fees and Expenses	435,000
Miscellaneous	1,000

Total*	$990,801

*	Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-175891).

Item 28. Persons Controlled by or Under Common Control With Registrant

None.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of December 31, 2011 of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest	1

Item 30. Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed as an exhibit the Registration Statement on Form N-2 (File No. 333-175891.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Reference is made to Section 6 of the Form of Underwriting Agreement previously filed as an exhibit the Registration Statement on Form N-2 (File No. 333-175891.

Reference is made to Section 4 of the Form of Master Services Agreement previously filed as an exhibit the Registration Statement on Form N-2 (File No. 333-175891.

Reference is made to Section 10 of the Form of Distribution Agreement previously filed as an exhibit the Registration Statement on Form N-2 (File No. 333-175891.

Item 31. Business and Other Connections of Investment Manager

The Registrant’s investment adviser, DoubleLine Capital LP (the “Adviser”), is a Delaware limited partnership. The list required by this Item 31 of officers and trustees of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and trustees during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-70942) filed by the Adviser pursuant to the Investment Advisers Act of 1940, as amended.

Item 32. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant, c/o DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, the Registrant’s administrator, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, or the Registrant’s custodian, U.S. Bank, National Association, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of DoubleLine Opportunistic Credit Fund (the “Fund”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and the State of California on the 26th day of January, 2012.

DOUBLELINE OPPORTUNISTIC CREDIT FUND

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Ronald R. Redell	Trustee, President and Chief Executive	January 26, 2012
Ronald R. Redell	Officer

/s/ Susan Nichols	Treasurer and Principal Financial and	January 26, 2012
Susan Nichols	Accounting Officer

/s/ Joseph J. Ciprari*		January 26, 2012
Joseph J. Ciprari	Trustee

/s/ John C. Salter*		January 26, 2012
John C. Salter	Trustee

/s/ Robert J. Untracht*		January 26, 2012
Robert J. Untracht	Trustee

/s/ Raymond B. Woolson*		January 26, 2012
Raymond B. Woolson	Trustee

*By:	/s/ Ronald R. Redell
Ronald R. Redell Attorney-In-Fact Date: January 26, 2012

DoubleLine Opportunistic Credit Fund

Index to Exhibits

Exhibits for Item 25 of Form N-2

Exhibit	Exhibit Name

(l)	Opinion and Consent of Ropes & Gray LLP

(n)	Consent of Registrant’s independent public accounting firm